leases	6 Months Ended
Jun. 30, 2018
leases
leases

19leases

We occupy leased premises in various locations and have the right of use of land, buildings and equipment under operating leases. For the three-month and six-month periods ended June 30, 2018, real estate and vehicle operating lease expenses, which are net of the amortization of deferred gains on the sale-leaseback of buildings and the occupancy costs associated with leased real estate, were $52 million (2017 – $45 million) and $100 million (2017 – $93 million), respectively; occupancy costs associated with leased real estate totalled $33 million (2017 – $32 million) and $67 million (2017 – $64 million), respectively.

See Note 2(b) for details of significant changes to IFRS-IASB which are not yet effective and have not yet been applied, but which will significantly affect the timing of the recognition of operating lease expenses and their recognition in the Consolidated statement of financial position, as well as their classification in the Consolidated statement of income and other comprehensive income and the Consolidated statement of cash flows.